SCHEDULE OF BASIC AND DILUTED LOSS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss	$ (50,859)	$ (8,954)	$ (15,122)	$ (13,537)
Basic weighted-average number of common shares outstanding	13,225,679	13,131,701	13,140,939	12,541,585
Add: Weighted-average common shares attributable to Warrants with a $0.01 exercise price	2,071,005	1,573,052	1,601,429	1,157,715
Total basic weighted-average number of common shares outstanding	15,296,684	14,704,753	14,742,368	13,699,300
Add: Dilutive effect of other equity instruments
Diluted weighted-average shares outstanding	15,296,684	14,704,753	14,742,368	13,699,300
Loss per common share - basic	$ (3.32)	$ (0.61)	$ (1.03)	$ (0.99)
Loss per common share - diluted	$ (3.32)	$ (0.61)	$ (1.03)	$ (0.99)
Antidilutive shares	16,680,029	14,750,412	15,113,986	13,701,262